Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Acquisitions (Details) $ in Millions			7 Months Ended	12 Months Ended
		Mar. 13, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 13, 2023 GBP (£)
Disclosure of detailed information about business combination [line items]
Provisional gain on acquisition	[1],[2]			$ 1,591	$ 0	$ 0
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Fair value of assets acquired		$ 11,367
Fair value of liabilities acquired		(9,776)
Fair value of net assets acquired		1,591
Provisional gain on acquisition		1,591	$ 100	$ 1,600
Consideration transferred settled in cash		0					£ 1
Cash and cash equivalents acquired		1,243
Net cash inflow on acquisition		$ 1,243

[1]	Provisional gain recognised in respect of the acquisition of SVB UK.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.